Apr. 14, 2016

THE CHARLES SCHWAB FAMILY OF FUNDS

(the “Trust”)

Schwab Treasury Obligations Money Fund – Value Advantage Shares

Supplement dated June 3, 2016 to the

Statutory Prospectus dated April 14, 2016

This supplement provides new and additional information beyond that contained in the Statutory Prospectus and should be read in conjunction with the Statutory Prospectus.

At a meeting held on June 1, 2016, the Board of Trustees of the Trust approved the reopening of Schwab Treasury Obligations Money Fund – Value Advantage Shares to new investors effective June 3, 2016. Accordingly, the Statutory Prospectus is revised as follows:

•	The parentheticals that state “closed to new investors” on the front cover and Pages 16-18 are deleted in their entirety.